Subsequent Event - Additional Information (Detail) - Nonadjusting Events - USD ($)	Oct. 29, 2019	Oct. 15, 2019
Bukwang Pharmaceutical Co [Member]
Disclosure of non-adjusting events after reporting period [line items]
Holding percentage	45.00%
Jaguahr Therapeutics Trenches one [Member]
Disclosure of non-adjusting events after reporting period [line items]
Company Investment		$ 5,000,000
Payments for Acquisition		$ 2,500,000
Issuance shares		63,000
Holding percentage	55.00%